OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 9,915,900	$ 1,265,900
Salary payables	404,493	185,734
Interest payable	987,231
Other miscellaneous payables	82,113	294,626
Total other payables and accrued liabilities	$ 11,389,737	$ 1,746,260